Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

CNH has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include CNH Global N.V. and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars and, unless otherwise indicated, all financial data set forth in these consolidated financial statements is expressed in U.S. dollars. The consolidated financial statements include the accounts of CNH's subsidiaries in which CNH has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on CNH's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

As of the beginning of 2010, the Company adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a significant portion of the Company's securitization trusts and facilities are no longer exempt from consolidation under the new guidance, the Company was required to consolidate the receivables and related liabilities. These securitizations qualify as collateral for secured borrowings. The receivables remain on the balance sheet and are included in "Accounts and notes receivable, net". No gains or losses are recognized at the time of the securitization. For additional information, see "New Accounting Pronouncements Adopted" below, "Note 3: Accounts and Notes Receivable" and "Note 9: Credit Facilities and Debt".

The Company adopted the guidance prospectively in 2010, and therefore, the financial statements prepared for 2010 and future periods reflect the new accounting requirements, but the financial statements for periods ending on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statements of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead report interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued by the securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance and are accounted for as secured borrowings rather than asset sales, the initial cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing activities rather than cash flows from operating or investing activities.

Investments in unconsolidated subsidiaries and affiliates are accounted for using the equity method when CNH does not have a controlling interest, but exercises significant influence. Under this method, the investment is initially recorded at cost and is increased or decreased by CNH's proportionate share of the entity's respective net income or loss. Dividends received from these entities reduce the carrying value of the investments.

Certain reclassifications of amounts previously reported have been made to the consolidated financial statements in order to maintain consistency and comparability between periods presented.

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the realizable value of property, plant and equipment, and goodwill and other intangibles; residual values of equipment on operating leases; allowance for credit losses; tax contingencies; liabilities for warranties; sales allowances; and assets and obligations related to employee benefits.

Revenue Recognition

Equipment Operations records sales of equipment and replacement parts when title and all risks of ownership have transferred to the independent dealer or other customer according to the terms of sale, generally upon shipment or delivery of goods. Dealers may not return equipment while the applicable dealer contract remains in place. Replacement parts may be returned on a limited basis. In the U.S. and Canada, if a dealer contract is terminated for any reason, CNH may be obligated to repurchase new equipment from the dealer.

For all sales, no significant uncertainty exists surrounding the purchaser's obligation to pay for the equipment and replacement parts. CNH records appropriate allowance for credit losses and anticipated returns as necessary. Receivables are due upon the earlier of payment terms discussed below or sale to the retail customer. Fixed payment schedules exist for all sales to dealers, but payment terms vary by geographic market and product line. In connection with these payment terms, CNH offers wholesale financing to many of its dealers including "interest-free" financing for specified periods of time which also vary by geographic market and product line. Interest is charged to dealers after the completion of the "interest-free" period. In 2011, 2010 and 2009, "interest-free" periods averaged 2.4 months, 2.5 months, and 2.9 months, respectively, on 82%, 84%, and 84% of sales, respectively, for the agricultural equipment business. In 2011, 2010 and 2009, "interest-free" periods averaged 2.6 months, 2.9 months, and 4.0 months, respectively, on 67%, 62%, and 64% of sales, respectively, for the construction equipment business. Sales to dealers that do not qualify for an "interest-free" period are subject to payment terms of 30 days or less.

Shipping and other transportation costs are recorded in cost of sales.

Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on loans is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Income accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Income from operating leases is recognized over the term of the lease on a straight-line basis.

Sales Allowances

CNH grants certain sales incentives to stimulate sales of its products to retail customers. The expense for such incentive programs is recorded as a deduction in arriving at the net sales amount at the time of the sale of the product to the dealer. The expense for new programs is accrued at the inception of the program. The amounts of incentives to be paid are estimated based upon historical data, estimated future market demand for products, field inventory levels, announced incentive programs, competitive pricing and interest rates, among other things.

Warranty Costs

At the time a sale of equipment or parts to a dealer is recognized, CNH records the estimated future warranty costs for the product, primarily basic warranty coverage. CNH determines its total warranty liability by applying historical claims rate experience to the estimated amount of equipment that has been sold and is still under warranty. Campaigns are formal post-production modification programs approved by management. The liabilities for such programs are recognized when approved, based on an estimate of the total cost of the program.

Advertising

CNH expenses advertising costs as incurred. Advertising expense totaled $162 million, $133 million, and $124 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Research and Development

Research and development costs are expensed as incurred.

Foreign Currency Translation

Certain of CNH's non-U.S. subsidiaries and affiliates maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in "Accumulated other comprehensive income (loss)" in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period. Gains and losses from foreign currency transactions are included in net income in the period during which they arise. Net foreign currency transaction gains and losses are reflected in "Other, net" in the accompanying consolidated statements of operations. For the years ended December 31, 2011, 2010, and 2009, the Company recorded a net loss of $61 million and $17 million and a net gain of $58 million, respectively.

Cash and Cash Equivalents

Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

Restricted cash includes principal and interest payments received on wholesale, retail and revolving credit receivables owned by the consolidated VIEs that are payable to the investors of the asset-backed securities issued debt in those entities and cash pledged as a credit enhancement to those same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Cash Flow Information

All cash flows from the changes in trade accounts and notes receivable are classified as operating activities in the consolidated statements of cash flows as these receivables arise from sales to CNH's customers. Cash flows from financing receivables that are related to sales to CNH's dealers are also included in operating activities. CNH's financing of receivables related to equipment sold by dealers is included in investing activities.

Cash payments for interest totaled $800 million, $838 million, and $636 million for the years ended December 31, 2011, 2010, and 2009, respectively.

CNH paid taxes of $308 million, $207 million, and $117 million in 2011, 2010, and 2009, respectively.

Deposits in Fiat Industrial Subsidiaries' and Fiat Subsidiaries' Cash Management Pools ("Deposits with Fiat Industrial or Fiat")

CNH accesses funds deposited in these accounts on a daily basis and has the contractual right to withdraw these funds on demand and terminate these cash management arrangements. The carrying value of Deposits with Fiat Industrial and Fiat approximates fair value based on the short maturity of these investments. For additional information on Deposits with Fiat Industrial or Fiat, see "Note 21: Related Party Information."

Receivables and Receivable Sales

Receivables are recorded at face value, net of allowances for credit losses and deferred fees and costs. Allowances for credit losses are determined based on past experience with similar receivables including current and historical past due amounts, dealer termination rates, write-offs, collections and economic conditions.

Periodically, CNH sells or transfers retail and wholesale receivables to funding facilities or in securitization transactions. Prior to January 1, 2010, these transactions were primarily accounted for as sales. In accordance with the new accounting guidance, adopted on January 1, 2010 regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail, wholesale and revolving credit receivables sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization.

For those receivable securitizations that continue to qualify as sales, the Company retains interest-only strips, servicing rights and cash reserve accounts, all of which are recorded at fair value as retained interests in the securitized receivables. Changes in these fair values are recorded in other comprehensive income as an unrealized gain on available-for-sale securities. With regards to other-than-temporary impairments ("OTTI") of debt securities, any OTTI due to changes in the constant prepayment rate and the expected credit loss rate would be included in net income. An OTTI due to a change in the discount rates would be included in accumulated other comprehensive income.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. The cost of finished goods and work-in-progress includes the cost of raw materials, other direct costs and production overheads.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred. Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets as follows:

Category	Lives
Buildings and improvements	10 — 40 years
Plant and machinery	5 — 16 years
Other equipment	3 — 10 years

CNH evaluates the recoverability of the carrying amount of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If circumstances require a long-lived asset to be tested for possible impairment, CNH compares the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.

Equipment on Operating Leases

Financial Services purchases equipment from CNH dealers and other independent third parties that is then leased to retail customers under operating leases. Financial Services' investment in operating leases is based on the purchase price paid for the equipment. The investment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on Financial Services' future ability to re-market the equipment under the then prevailing market conditions. CNH continually evaluates whether events and circumstances have occurred which affect the estimated residual values of equipment on operating leases and adjusts estimated residual values if necessary. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

Goodwill and Other Intangibles

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill and indefinite-lived intangible assets are reviewed for impairment at least annually. During 2011 and 2010, the Company performed its annual impairment review as of December 31 and concluded that there was no impairment in either year.

Other intangibles consist primarily of acquired dealer networks, trademarks, product drawings, patents, and software. Other intangibles with indefinite lives principally consist of acquired trademarks which have no legal, regulatory, contractual, competitive, economic, or other factor that limits their useful life. Intangible assets with an indefinite useful life are not amortized. Other intangible assets with definite lives are being amortized on a straight-line basis over 5 to 30 years.

Reference is made to "Note 8: Goodwill and Other Intangibles" for further information regarding goodwill and other intangible assets.

Income Taxes

The provision for income taxes is determined using the asset and liability method. CNH recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Retirement Benefits

CNH sponsors numerous defined benefit and defined contribution pension plans, the assets of which are held in separate trustee-administered funds. The pension plans are funded by payments from CNH. The cost of providing defined benefit pension and other postretirement benefits is calculated based upon actuarial valuations. The liability for termination indemnities is accrued in accordance with labor legislation in each country where such benefits are required. CNH contributions to defined contribution plans are charged to income during the period of the employee's service.

Derivatives

CNH's policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. CNH records derivative financial instruments in the consolidated balance sheets as either an asset or a liability measured at fair value. The fair value of CNH's foreign exchange derivatives is based on quoted market exchange rates, adjusted for the respective interest rate differentials (premiums or discounts). The fair value of CNH's interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument's gain or loss is initially reported in other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recorded in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately in income.

For derivative financial instruments designated as hedges, CNH formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. CNH assesses the effectiveness of its hedging instruments both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

Reference is made to "Note 15: Financial Instruments," for further information regarding CNH's use of derivative financial instruments.

Share-Based Compensation Plans

CNH recognizes all share-based compensation as an expense based on the fair value of each award on the grant date. CNH recognizes share-based compensation costs on a straight-line basis over the requisite service period for each separately vesting portion of an award.

Earnings Per Share

Basic earnings per share is based on the weighted average number of common shares outstanding during each period. Diluted earnings per share is based on the weighted average number of common shares and dilutive common share equivalents outstanding during each period. Unvested performance-based awards are considered outstanding and included in the computation of diluted earnings per share based on the number of shares that would vest if the end of the reporting period were the end of the contingency period.

New Accounting Pronouncements Adopted

Troubled debt restructuring

In April 2011, the Financial Accounting Standard Board ("FASB") issued accounting guidance that clarifies a creditor's determination of troubled debt restructurings. A troubled debt restructuring occurs when a creditor grants a concession it would not otherwise consider to a debtor that is experiencing financial difficulties. The guidance clarifies what would be considered a concession by the creditor and financial difficulties of the debtor. Certain disclosures are required for transactions that qualify as troubled debt restructurings. This new guidance was effective for the Company on January 1, 2011. The disclosures required by this guidance have been included in these notes to the consolidated financial statements. For further information see "Note 3: Accounts and Notes Receivable".

Transfer of financial assets and consolidation of VIEs

In June 2009, the FASB issued new accounting guidance which changes the accounting for transfers of financial assets. The guidance eliminates the concept of a qualifying special purpose entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity's continuing involvement in and exposure to the risks related to transferred financial assets.

In June 2009, the FASB also issued new accounting guidance which amends the accounting for VIEs. The guidance changes the criteria for determining whether the consolidation of a VIE is required from a quantitative risk and rewards model to a qualitative model, based on control and economics. The guidance also eliminates the scope exception for QSPEs, increases the frequency for reassessing consolidation of VIEs and creates new disclosure requirements about an entity's involvement in a VIE.

The Company adopted the new guidance on January 1, 2010. As a significant portion of CNH's securitization trusts and facilities were no longer exempt from consolidation as QSPEs under the guidance, the Company reassessed these VIEs under the new qualitative model and determined it was the primary beneficiary, as CNH has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Therefore, the Company consolidated the receivables and related liabilities held by these VIEs based on the carrying amounts of the assets and liabilities, as prescribed by the new guidance. The impact of the Company's adoption of the new guidance on January 1, 2010 was as follows:

Adjustments for New Guidance
(in millions)
Accounts and notes receivable, net:
Retail receivables securitizations	$3,448
Wholesale receivables securitizations	1,563
Credit card receivables securitizations	181

Accounts and notes receivable, net	5,192
Other assets: primarily restricted cash	525

Total assets	$5,717

Other accrued liabilities	$26
Short-term debt	1,209
Long-term debt, including current maturities	4,519

Total liabilities	5,754

Total equity	(37)

Total liabilities and equity	$5,717

The assets of the VIEs include restricted cash and certain receivables that are restricted to settle the obligations of those entities and are not expected to be available to the Company or its creditors. Liabilities of the consolidated VIEs include secured borrowings for which creditors or beneficial interest holders do not have recourse to the general credit of the Company.

An additional impact of adopting this guidance is that certain funding transactions that would have historically met the derecognition criteria do not qualify for derecognition under the new accounting rules. Beginning on January 1, 2010, wholesale receivables originated in Europe that were included in factoring programs for the revolving sale to third party factors are treated as secured borrowings.

The Company adopted the guidance prospectively in 2010 and, therefore, the financial statements prepared for 2010 and subsequent periods reflect the new accounting requirements, but the financial statements for periods ended on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statements of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead reports interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued by securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance, and are accounted for as secured borrowings rather than asset sales, the initial cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing transactions rather than cash flows from operating or investing activities. For further information regarding this new guidance, see "Note 3: Accounts and Notes Receivable", "Note 9: Credit Facilities and Debt", and "Note 15: Financial Instruments".